International Research Enhanced Equity ETF Expense Example - International Research Enhanced Equity ETF - ETF	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 25
Expense Example, with Redemption, 3 Years	88
Expense Example, with Redemption, 5 Years	158
Expense Example, with Redemption, 10 Years	$ 363